Offerings	Aug. 27, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, nominal value $0.0001 per share
Fee Rate	0.01531%
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Royalty Pharma plc is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. Royalty Pharma plc will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preference Shares
Fee Rate	0.01531%
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Royalty Pharma plc is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. Royalty Pharma plc will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Royalty Pharma plc is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. Royalty Pharma plc will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Royalty Pharma plc is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. Royalty Pharma plc will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Royalty Pharma plc is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. Royalty Pharma plc will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Royalty Pharma plc is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. Royalty Pharma plc will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Fee Rate	0.01531%
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Royalty Pharma plc is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a ''pay as you go'' basis. Royalty Pharma plc will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.